Notes Payable	12 Months Ended
Dec. 31, 2011
Project Specific and Other Financings / Notes Payable [Abstract]
Notes Payable
Note 7.	Notes Payable

Notes payable consists of the following:

	December 31
	2011	2010

Senior note payable (a)	$259,355	$—
Junior note payable (b)	210,421	—

	$469,776	$—

On March 31, 2011, the Company entered into two unsecured promissory notes payable to Brookfield Office Properties, a C$265.0 million (US$273.0 million) senior note and a C$215.0 million (US$221.5 million) junior subordinated note.

(a)	The senior note had a fixed rate of interest of 6.5% and a term to December 31, 2015 with principal payments of C$50.0 million due on each of the last business day of 2012, 2013 and 2014 and the balance of C$115.0 million to be paid on December 31, 2015. On November 2, 2011, Brookfield Office Properties and the Company agreed to amend the terms of the $265.0 million of senior note transaction debt such that the scheduled principal payments of C$50.0 million during each of the next three years will be due along with the final payment of C$115.0 on December 31, 2015. These extended payments will bear interest from the date of the amendment at a fixed rate of 7.5%.
(b)	The C$215.0 million junior subordinated note bears a fixed rate of interest of 8.5% and is payable in full on December 31, 2020.

The covenants with respect to both of these notes payable are that the Company maintains total equity of $750.0 million and a consolidated net debt to book capitalization ratio of no greater than 65%. As of December 31, 2011, the Company was in compliance with both covenants relating to notes payable.